Research and Development Expenses	6 Months Ended
Jun. 30, 2018
Research and Development Expenses
Research and Development Expenses

17. Research and Development Expenses

              Research and development expenses are summarized as follows:

	Six Months Ended June 30,

	2018	2017

	(in US$'000)
Clinical trial related costs	40,244	16,473
Personnel compensation and related costs	17,282	11,875
Other research and development expenses	2,527	3,218

	60,053	31,566